Annual Fund Operating Expenses - Allspring Managed Account CoreBuilder Shares Series M - CoreBuilder Shares - Series M - Series M	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.03%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.00%	[1]

[1]
1.	Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions and dividends on short sales), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.